Private Placements and Public Offerings (Details) (USD $)	0 Months Ended	1 Months Ended				5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended	54 Months Ended	63 Months Ended							1 Months Ended				1 Months Ended				0 Months Ended	1 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		1 Months Ended			1 Months Ended
	Dec. 17, 2012	Dec. 31, 2012	Mar. 31, 2012	Jun. 30, 2011 item	Mar. 31, 2011	Dec. 31, 2012	Mar. 28, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2012	Apr. 30, 2013	Dec. 12, 2012	Jul. 31, 2011	Jun. 24, 2011	Mar. 18, 2011	Mar. 02, 2011	Feb. 28, 2011	Mar. 31, 2012 Rodman	Mar. 31, 2012 Roth	Mar. 31, 2012 Placement Agents	Mar. 28, 2012 Placement Agents	Jun. 30, 2011 Maximum	Apr. 30, 2013 Maximum	Jul. 31, 2012 Maximum	Dec. 31, 2011 Warrants	Jun. 24, 2011 Warrants issued with March 2011 Private Placement	Jun. 30, 2011 Warrants issued with March 2011 Private Placement	Mar. 31, 2011 Warrants issued with March 2011 Private Placement	Mar. 18, 2011 Warrants issued with March 2011 Private Placement	Jun. 30, 2011 Series A Warrant	Mar. 28, 2012 Series A Warrant	Jun. 24, 2011 Series A Warrant	Jun. 24, 2011 Series B Warrant	Jun. 30, 2011 Series C Warrant	Jun. 24, 2011 Series C Warrant	Mar. 31, 2012 Warrants issued with March 2012 Public Offering	Apr. 30, 2013 Warrants issued with March 2012 Public Offering	Jul. 31, 2012 Warrants issued with March 2012 Public Offering	Mar. 28, 2012 Warrants issued with March 2012 Public Offering	Dec. 17, 2012 Warrants issued with December 2012 Public Offering	Dec. 31, 2012 Warrants issued with December 2012 Public Offering	Dec. 30, 2012 Warrants issued with December 2012 Public Offering	Dec. 31, 2012 Warrants issued with December 2012 Public Offering Placement Agents	Apr. 30, 2013 Warrants issued with December 2012 Public Offering Placement Agents	Dec. 30, 2012 Warrants issued with December 2012 Public Offering Placement Agents	Dec. 31, 2012 Warrants issued with December 2012 Public Offering Dawson	Dec. 31, 2012 Warrants issued with December 2012 Public Offering Noble and Burrill	Dec. 31, 2012 Warrants issued with December 2012 Public Offering Maximum
Number of units issued under private placement				4,000,000	1,456,000
Shares issued in offering	28,800,000		31,000,000																																		31,000,000				14,400,000
Purchase price of units issued under private placement (in dollars per unit)					$ 0.75
Common stock, purchase price (in dollars per share)							$ 0.25								$ 0.75
Proceeds from private placement				$ 3,000,000	$ 1,092,000																						$ 3,000,000
Composition of private placement unit, number of shares of common stock																1
Composition of private placement unit, number of warrants to purchase common stock																														1
Number of common shares that can be acquired upon exercise of each whole warrant																1
Exercise price of warrants (in dollars per share)													$ 0.26									$ 0.3125		$ 1.20	$ 1.20	$ 0.50				$ 1.00		$ 0.50	$ 1.20	$ 0.75		$ 1.20				$ 0.35					$ 0.3125
Term of warrants																													5 years		5 years				5 years			5 years	5 years			4 years
Fair value of warrants																						276,980								431,981								3,206,486	3,206,486				2,151,360			228,240
Dividend yield (as a percent)																					0.00%								0.00%								0.00%					0.00%		0.00%
Volatility rate (as a percent)																					125.00%								89.68%								125.00%					96.66%		98.09%
Risk-free interest rate (as a percent)																					1.05%								2.11%								1.05%					0.56%		0.74%
Number of series of warrants				3
Number of common shares that can be acquired upon exercise of warrants							31,000,000								12,000,000
Aggregate net proceeds from sale of common stock and Warrants				2,790,000
Number of shares of common stock entitled to be purchased as a percentage of shares issued to such investor																												100.00%									100.00%					50.00%
Period from date of closing for filing registration statement under Registration Rights Agreement				30 days
Penalty for non-compliance of Registration Rights Agreement as a percentage of aggregate net proceeds of private placement																							9.00%
Placement agent fees as a percentage of offering proceeds				6.00%															6.00%																												6.00%
Placement agent fees				180,000
Reimbursement of expenses to lead placement agent				30,000
Total cash fees paid to placement agents				210,000		504,000	542,500	504,000	542,500	542,500	542,500	1,046,500
Percentage of placement agent warrants paid to Roth Capital Partners, LLC			5.00%	6.00%																30.00%																												50.00%	5.00%
Warrants issued to placement agents (in shares)		1,440,000	1,550,000	240,000															1,085,000	465,000																											720,000	360,000
Par value of shares shown as a reduction to paid-in capital				400
Common stock, par value (in dollars per share)								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.001
Proceeds from offering		7,200,000	7,750,000
Proceeds from public offering, net of offering costs		$ 6,700,000	$ 7,200,000
Non-accountable expense allowance as a percentage of gross proceeds of offering																			1.00%																												1.00%